COMMITMENTS AND CONTINGENCIES LIABILITIES (Details Narrative) ₪ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Mar. 24, 2025 USD ($)	Mar. 24, 2025 ILS (₪)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 30, 2023 USD ($)	Jan. 30, 2022 USD ($)	Jan. 30, 2022 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Research and development expenses, net									$ 8,629	$ 9,143	$ 11,587
Royalty, description									Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to an acquisition transaction between the Company and Magna, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales, which are derived from the received grants under these development programs, up to the amount of the grant.
Grants receivable									$ 545	$ 623
Magna [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development expenses, net	$ 16	₪ 50	$ 16	₪ 50	₪ 70	$ 22	$ 74	₪ 235
Waived amount			$ 140						$ 61		$ 42